Document And Entity Information	Sep. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2022
Entity Registrant Name	ENNIS, INC.
Entity Central Index Key	0000033002
Entity Emerging Growth Company	false
Securities Act File Number	1-5807
Entity Incorporation, State or Country Code	TX
Entity Tax Identification Number	75-0256410
Entity Address, Address Line One	2441 Presidential Pkwy.
Entity Address, City or Town	Midlothian
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76065
City Area Code	972
Local Phone Number	775-9801
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $2.50 per share
Trading Symbol	EBF
Security Exchange Name	NYSE